JUNIOR SUBORDINATED NOTES (Details) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Junior subordinated notes U.S. dollars USD ($)	Dec. 31, 2012 TRANSCANADA PIPELINES LIMITED Junior subordinated notes U.S. dollars CAD	Dec. 31, 2011 TRANSCANADA PIPELINES LIMITED Junior subordinated notes U.S. dollars USD ($)	Dec. 31, 2011 TRANSCANADA PIPELINES LIMITED Junior subordinated notes U.S. dollars CAD
Junior subordinated notes
Amount outstanding	994	1,016	$ 1,000	994	$ 1,000	1,016
Effective interest rate (as a percent)			6.50%	6.50%	6.50%	6.50%
Interest rate until May 15, 2017 (as a percent)			6.35%	6.35%
Variable rate basis after May 15, 2017			3 months LIBOR	3 months LIBOR
Interest rate margin after May 15, 2017 (as a percent)			2.21%	2.21%
Optional period for which payment of interest can be deferred			10 years	10 years
Redemption price as a percentage of principal amount plus accrued and unpaid interest to the date of redemption			100.00%	100.00%